                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       RR Advisors, LLC
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Address:    200 Crescent Court, Suite 1060
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            Dallas, Texas 75201
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 Form 13F File Number: 28-11321
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Raymond
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Title:    Member
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Phone:    (214) 871-8680
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Signature, Place, and Date of Signing:

/s/ Robert J. Raymond  Dallas, Texas                            November 6, 2006
---------------------  --------------------------------------   ----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: None

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                39
                                              -----------------------

Form 13F Information Table Value Total:           $321,633 (thousands)
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                           FORM 13F INFORMATION TABLE

COLUMN 1                             COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
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NAME OF                              TITLE OF                VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
 ISSUER                               CLASS        CUSIP    [x$1000]  PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Alliance Holdings GP LP            Common Stock  01861G100    3,862     200,000  SH         SOLE                  X
Antares Pharma Inc.                Common Stock  036642106       83      75,000  SH         SOLE                  X
Atlas Pipeline Partners, LP        Common Stock  049392103    2,355      54,300  SH         SOLE                  X
Atlas Pipeline Holdgs LP Com       Common Stock  04939R108    3,707     179,100  SH         SOLE                  X
Compugen Limited                   Common Stock  M25722105      425     148,669  SH         SOLE                  X
Contago Oil & Gas Co.
Series D Preferred                 Preferred
                                   Stock         21075N998    1,000         200  SH         SOLE                  X
Contango Oil & Gas Co New          Common Stock  21075N204    3,446     292,000  SH         SOLE                  X
Copano Energy LLC                  Common Stock  217202100   59,784   1,111,436  SH         SOLE                  X
Crosstex Energy LP                 Common Stock  22765U102    6,702     187,407  SH         SOLE                  X
DCP Midstream Partners LP          Common Stock  23311P100   14,025     500,900  SH         SOLE                  X
Delta Pete Corp New                Common Stock  247907207    2,477     110,000  SH         SOLE                  X
Duke Energy Energy Income Fd       Common Stock  26441A109    2,626     242,300  SH         SOLE                  X
Energy Transfer Equity             Common Stock  29273V100    1,331      45,500  SH         SOLE                  X
Energy Transfer Partners LP        Common Stock  29273R109   27,679     597,428  SH         SOLE                  X
Enerplus Res Fd Tr Unit Ser G New  Common Stock  29274D604    4,023      80,000  SH         SOLE                  X
Enterprise GP Holdings LP          Common Stock  293716106    1,345      39,400  SH         SOLE                  X
Genesis Energy LP                  Common Stock  371927104    5,469     349,900  SH         SOLE                  X
Global Partners LP                 Common Stock  37946R109       12         528  SH         SOLE                  X
Hiland Holdgs GP LP                Common Stock  43129M107    2,020     100,000  SH         SOLE                  X
Holly Energy Partners LP           Common Stock  435763107    4,569     121,000  SH         SOLE                  X
Inergy Holdings, LP                Common Stock  45661Q107    2,294      66,683  SH         SOLE                  X
Inergy LP                          Common Stock  456615103    6,147     225,652  SH         SOLE                  X
Kinder Morgan Energy Partners LP   Common Stock  494550106      320       7,300  SH         SOLE                  X
Kinder Morgan Inc. Kans            Common Stock  49455P101      159       1,519  SH         SOLE                  X
K-Sea Transn Partners LP           Common Stock  48268Y101    6,845     201,020  SH         SOLE                  X
Linn Energy LLC                    Common Stock  536020100   11,401     501,799  SH         SOLE                  X
Magellan Midstream Partners LP     Common Stock  559080106      369      10,000  SH         SOLE                  X
Markwest Energy Partners LP        Common Stock  570759100   28,642     584,534  SH         SOLE                  X
Markwest Hydrocarbon Inc.          Common Stock  570762104    2,048      73,150  SH         SOLE                  X
NGP Cap Res Co.                    Common Stock  62912R107      168      11,500  SH         SOLE                  X
Pacific Energy Partners, LP        Common Stock  69422R105    6,727     191,100  SH         SOLE                  X
Plains All American Pipeline LP    Common Stock  726503105   84,550   1,832,066  SH         SOLE                  X
Provident Energy Tr Tr Unit        Common Stock  74386K104      588      50,000  SH         SOLE                  X
Regency Energy Partners, LP        Common Stock  75885Y107   20,959     866,771  SH         SOLE                  X
Taylor NGL Ltd Partnership         Common Stock  877256107    1,018     118,900  SH         SOLE                  X
Teekay Lng Partners LP             Common Stock  Y8564M105       22         735  SH         SOLE                  X
Valero LP                          Common Stock  91913W104      975      19,500  SH         SOLE                  X
Westside Energy Corp               Common Stock  96149R100    1,183     478,750  SH         SOLE                  X
Williams Partners LP               Common Stock  96950F104      278       7,700  SH         SOLE                  X